INVESTMENT IN NSURE, INC. (Details Narrative) - USD ($)			1 Months Ended		9 Months Ended		12 Months Ended
	Feb. 19, 2020	Feb. 10, 2020	Feb. 28, 2021	Feb. 29, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 20, 2020	Aug. 05, 2020	Jun. 01, 2020
Investments					$ 1,350,000		$ 1,350,000
Number of shares of common stock, shares			2,070,000
Proceeds from issuance of common stock			$ 12,420,000		$ 10,496,221	$ 1,866,667		$ 2,568,364
NSURE, Inc. [Member] | Third-Party Individual [Member]
Number of shares of common stock, shares		46,667		46,667
Proceeds from issuance of common stock		$ 1,000,000		$ 1,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member]
Investments									$ 50,000	$ 100,000	$ 200,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Share-based Payment Arrangement, Tranche One [Member]
Investments	$ 1,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Investments	3,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Share-based Payment Arrangement, Tranche Three [Member]
Investments	$ 16,000,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Common Class A [Member]
Investments							$ 1,350,000				$ 58,375
Number of shares of common stock, shares	5,837,462						43,781
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Common Class A [Member] | Share-based Payment Arrangement, Tranche One [Member]
Number of shares of common stock, shares	291,873
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Maximum [Member]
Investments	$ 20,000,000
Ownership interest	35.00%